SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 202,058	$ 227,954	$ 873,740	$ 890,886	$ 1,123,072	$ 1,217,459
Others					9,363	13,324
Software Development Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			584,037	568,605	761,166	725,862
Software Licensing Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			201,562	212,819	213,749	208,625
Software Support Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			38,464	42,440	71,460	196,703
Cloud Hosting Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			41,237	60,059	$ 67,334	$ 72,945
Other Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 8,440	$ 6,963